UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.2%
California 91.4%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,400,641
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	943,690
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,014,620
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,088,570
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,198,320
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,362,350
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.04% *, 9/1/2041, LOC: Union Bank of California NA	700,000	700,000
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	930,000	958,932
6.0%, 4/1/2022, INS: NATL	13,500,000	15,742,485
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,269,280
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,484,440
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,851,450
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series E-1, 0.03% *, 4/1/2045, LOC: Bank of Tokyo-Mitsubishi UFJ	900,000	900,000
Series D-2, 0.03% *, 4/1/2047, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
5.0%, 4/1/2031	2,250,000	2,581,538
Series F, Prerefunded, 5.0%, 4/1/2031	11,475,000	12,477,227
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,237,738
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	12,458,300
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,711,500
California, EL Dorado Irrigation District Revenue, Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,370,260
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,126,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	5,118,750
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,603,570
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,476,920
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,887,600
Series C, 6.5%, 10/1/2033	2,000,000	2,371,280
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,943,155
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,467,677
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,073,900
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,271,517
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,076,153
Series A, 5.0%, 7/1/2040	9,675,000	10,439,228
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,646,770
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	11,773,500
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,573,150
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,059,389
Series AH, 5.25%, 12/1/2035	1,555,000	1,838,632
California, State General Obligation:
Series A, 144A, 0.03% *, 5/1/2040, LOC: Royal Bank of Canada	750,000	750,000
5.0%, 2/1/2033	12,000,000	13,350,360
5.0%, 4/1/2037	5,000,000	5,563,550
5.25%, 9/1/2030	10,000,000	11,558,500
5.25%, 9/1/2032	4,000,000	4,569,920
5.25%, 10/1/2032	15,000,000	17,159,250
5.25%, 4/1/2035	8,000,000	9,113,520
6.25%, 11/1/2034	10,000,000	12,255,900
6.5%, 4/1/2033	14,610,000	17,909,230
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,803,740
6.0%, 11/1/2039	10,000,000	12,024,600
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,822,710
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,112,700
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.04% *, 7/1/2041, LOC: Union Bank NA	1,200,000	1,200,000
California, State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., Series A, 0.06% *, 11/1/2026, LOC: Union Bank NA	1,000,000	1,000,000
California, State Public Works Board Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,648,682
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,059,800
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,424,812
Series G-1, 5.75%, 10/1/2030	5,500,000	6,464,755
Series I-1, 6.375%, 11/1/2034	3,000,000	3,616,590
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,769,760
Series A, 5.25%, 11/1/2038	6,500,000	7,451,860
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,564,550
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,562,740
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,665,725
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,462,802
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,718,800
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,409,200
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	20,985,835
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,865,933
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,035,000	2,555,614
Contra Costa, CA, Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 3/1/2032	1,640,000	1,890,100
Series B, 5.0%, 3/1/2033	1,800,000	2,064,042
Series B, 5.0%, 3/1/2034	1,970,000	2,250,863
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	6,320,000	6,565,785
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,156,570
Series B, 5.0%, 8/1/2035	2,305,000	2,652,917
Series B, 5.0%, 8/1/2036	1,140,000	1,306,748
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,591,469
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,101,504
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	11,115,400
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,864,920
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	3,145,662
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	5,362,115
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,351,380
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,721,200
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	9,291,400
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,376,304
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,701,697
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,864,800
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: NATL	400,000	399,804
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	5,973,321
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,702,600
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	16,479,600
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043 (a)	1,250,000	1,397,763
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	2,800,350
Series A, 5.0%, 7/1/2041	2,500,000	2,724,175
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,570,760
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,511,755
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: NATL	1,000,000	976,300
Merced, CA, School District General Obligation, High School District, Series A, Zero Coupon, 8/1/2014, INS: NATL	2,045,000	2,044,039
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	375,000	381,304
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,433,440
Murrieta Valley, CA, General Obligation, Unified School District, 5.0%, 9/1/2026, INS: AGMC	3,155,000	3,509,780
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	222,797
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,237,137
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,258,503
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,659,900
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,653,930
Rancho, CA, Water District Financing Authority Revenue:
Series B, 0.03% *, 8/15/2031, LOC: U.S. Bank NA	3,500,000	3,500,000
Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,794,675
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,555,915
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	5,000,000	5,514,900
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,868,175
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.728% **, 6/1/2039, INS: NATL	10,000,000	7,624,000
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,989,180
Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,324,879
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,655,300
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,531,660
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,224,962
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,065,260
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	2,200,000	2,345,310
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	955,530
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	995,236
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,348,800
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,623,375
San Diego County, CA, Water Authority:
Series B, 5.0%, 5/1/2031	5,000,000	5,672,350
5.0%, 5/1/2034	7,920,000	9,055,807
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,161,430
5.25%, 8/1/2033	10,000,000	11,567,600
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,557,050
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,395,100
San Francisco City & County, CA, Airports Commission, Series 36A, 0.03% *, 5/1/2026, LOC: U.S. Bank NA	3,600,000	3,600,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,979,800
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,231,502
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,683,600
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,694,488
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,827,800
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	13,944,125
Series A, 5.125%, 11/1/2039	10,400,000	11,680,032
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,199,330
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	11,990,800
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,377,348
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,692,605
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,359,315
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,698,045
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,352,924
Series A, 5.0%, 8/1/2037	3,760,000	4,158,974
Series A, 5.0%, 8/1/2041	6,500,000	7,150,910
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	955,000	1,140,518
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	13,724,875
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,936,765
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,395,960
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,141,961
5.5%, 9/1/2018, INS: NATL	1,060,000	1,229,568
5.6%, 9/1/2019, INS: NATL	1,115,000	1,323,104
5.6%, 9/1/2020, INS: NATL	1,180,000	1,409,050
5.65%, 9/1/2024, INS: NATL	1,445,000	1,735,474
5.65%, 9/1/2025, INS: NATL	1,520,000	1,826,751
5.65%, 9/1/2026, INS: NATL	1,605,000	1,928,921
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,452,930
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,988,860
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,964,172
Series C, 5.0%, 7/1/2035	3,000,000	3,414,540
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,344,627
Series A, ETM, 5.75%, 7/1/2021	880,000	1,007,494
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,241,123
Series A, 5.0%, 7/1/2037	2,000,000	2,277,660
Series A, 5.0%, 7/1/2038	5,750,000	6,532,460
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	2,800,980
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: NATL	1,250,000	1,241,000
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,100,520
University of California, State Revenues, Series AM, 5.25%, 5/15/2038	5,000,000	5,824,050
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,760,970
West Hills, CA, Community College District, 0.04% *, 7/1/2033, LOC: Union Bank of California NA	3,460,000	3,460,000

		889,624,529
Puerto Rico 1.7%
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	4,010,000	2,777,005
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.75%, 8/1/2037	5,000,000	4,247,550
Series A, 6.375%, 8/1/2039	10,000,000	9,121,401

		16,145,956
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	912,056

Total Municipal Bonds and Notes (Cost $825,892,958)		906,682,541
Municipal Inverse Floating Rate Notes (b) 13.8%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	13,870,000	15,625,508
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.157%, 4/1/2015, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (c)	17,205,000	19,382,606
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.175%, 4/1/2015, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (c)	10,630,000	11,882,958
Trust: California, State Community Center, Series 2008-1154, 144A, 9.34%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	3,158,944	3,656,406
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	2,257,732	2,613,274
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	1,881,443	2,177,729
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.983%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	10,420,000	11,952,782
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.17%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (c)	5,000,000	5,865,450
Trust: California, University of California Revenues, Series 3368, 144A, 21.17%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (c)	10,000,000	11,955,400
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.76%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	10,981,100
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 18.14%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (c)	10,000,000	11,776,600
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 21.17%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,137,063	2,421,027
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,944,611	2,203,001
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.344%, 5/1/2028, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	10,002,999	11,154,174
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.757%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (c)	10,000,000	11,258,600
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.34%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $117,654,991)		134,906,615

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $943,547,949) †	107.0	1,041,589,156
Other Assets and Liabilities, Net	(7.0)	(68,436,771)

Net Assets	100.0	973,152,385

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of May 31, 2014.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2014.

†
The cost for federal income tax purposes was $860,790,963.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $99,160,401.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,039,699 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,879,298.

(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$1,041,589,156	$—	$1,041,589,156
Total	$—	$1,041,589,156	$—	$1,041,589,156

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014